UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 30, 2021 to November 30, 2021

Commission File Number of issuing entity: 333-205992-01

Commission Index Key Number of issuing entity: 0001720749

Volkswagen Auto Loan Enhanced Trust 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-205992

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	82-6650865
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Woodland Pointe Avenue, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Loan Enhanced Trust 2018-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Loan Enhanced Trust 2018-1, on December 20, 2021 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

On July 3, 2018, Volkswagen Auto Loan Enhanced Trust 2018-1, a Delaware statutory trust (the “Issuer”), and Citibank, N.A., a national banking association, as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Loan Asset Backed Notes, the Class A-2-A Auto Loan Asset Backed Notes, the Class A-2-B Auto Loan Asset Backed Notes, the Class A-3 Auto Loan Asset Backed Notes and the Class A-4 Auto Loan Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.

Pursuant to the Sale and Servicing Agreement, dated as of July 3, 2018 (the “Sale and Servicing Agreement”), by and among the Issuer, the Indenture Trustee, VW Credit, Inc., as servicer (“VCI”), and Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as seller (the “Seller”), VCI has the right to purchase the Issuer’s trust estate (other than the reserve account) from the Issuer on any payment date if the net pool balance of the receivables is less than or equal to 10% of the net pool balance as of the Cut-Off Date (the “Optional Purchase”). VCI is the servicer of the Issuer’s receivables under the Sale and Servicing Agreement and is the sole member of the Seller, which is the sole residual interest holder of the Issuer. VCI elected to exercise the Optional Purchase on December 20, 2021.

Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Sale and Servicing Agreement, VCI purchased the Issuer’s trust estate (other than the reserve account) for $135,845,139.54 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on December 20, 2021. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer will dissolve upon the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Sale and Servicing Agreement and the trust agreement, and the discharge of the Indenture.

There are no prepayment or other penalties under the Indenture, the Sale and Servicing Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.

On December 20, 2021, the Indenture Trustee made the monthly payment to the Noteholders, as indicated in the Servicer Certificate relating to the Issuer. A copy of this Servicer Certificate, which relates to the December 20, 2021 monthly payment and the Collection Period ended November 30, 2021, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2018-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 30, 2021 to November 30, 2021. Please refer to the Form ABS-15G dated February 10, 2021 filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on October 30, 2021 and ending on November 30, 2021.

Exhibit 102	Asset Data File for the reporting period October 30, 2021 to November 30, 2021 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2018-1 with the SEC on December 20, 2021 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period October 30, 2021 to November 30, 2021 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2018-1 with the SEC on December 20, 2021 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2021	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2018-1

By VW Credit, Inc., as Servicer

	By:	/s/ Ina Reetz
Name: Ina Reetz
Title: Sr. Director Financial Reporting